LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.74%
Advertising–0.17%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65% 11/1/24	500,000	$487,855
		487,855
Aerospace & Defense–1.48%
Boeing Co.
2.20% 2/4/26	1,000,000	918,184
2.25% 6/15/26	250,000	227,473
3.10% 5/1/26	350,000	326,800
4.88% 5/1/25	1,000,000	982,818
General Dynamics Corp.
3.25% 4/1/25	250,000	241,750
3.50% 5/15/25	500,000	484,226
Lockheed Martin Corp. 3.55% 1/15/26	350,000	336,828
Northrop Grumman Corp. 2.93% 1/15/25	350,000	337,505
RTX Corp.
3.95% 8/16/25	250,000	241,884
5.00% 2/27/26	55,000	54,330
		4,151,798
Agriculture–1.10%
Altria Group, Inc. 2.35% 5/6/25	350,000	331,058
BAT Capital Corp. 3.22% 9/6/26	250,000	231,893
BAT International Finance PLC 1.67% 3/25/26	500,000	450,483
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	323,544
Philip Morris International, Inc.
0.88% 5/1/26	250,000	222,846
1.50% 5/1/25	350,000	327,534
3.38% 8/11/25	250,000	239,953
4.88% 2/13/26	490,000	481,955
5.00% 11/17/25	120,000	118,571
5.13% 11/15/24	125,000	124,107
Reynolds American, Inc. 4.45% 6/12/25	250,000	242,985
		3,094,929
Airlines–0.09%
Southwest Airlines Co. 5.25% 5/4/25	250,000	247,100
		247,100
Apparel–0.33%
NIKE, Inc. 2.40% 3/27/25	350,000	334,782
PVH Corp. 4.63% 7/10/25	250,000	241,931
Ralph Lauren Corp. 3.75% 9/15/25	350,000	337,951
		914,664
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.46%
American Honda Finance Corp.
1.00% 9/10/25	350,000	$320,586
1.20% 7/8/25	500,000	463,147
1.50% 1/13/25	200,000	189,717
4.60% 4/17/25	750,000	737,997
4.75% 1/12/26	125,000	123,031
5.25% 7/7/26	150,000	149,073
General Motors Financial Co., Inc.
1.20% 10/15/24	235,000	223,354
1.50% 6/10/26	350,000	309,260
2.75% 6/20/25	500,000	470,696
2.90% 2/26/25	250,000	238,516
3.80% 4/7/25	95,000	91,569
4.30% 7/13/25	250,000	241,322
4.35% 4/9/25	250,000	243,073
5.25% 3/1/26	500,000	488,465
5.40% 4/6/26	185,000	181,172
6.05% 10/10/25	950,000	945,795
PACCAR Financial Corp.
0.90% 11/8/24	100,000	94,832
2.85% 4/7/25	200,000	192,029
3.55% 8/11/25	350,000	338,560
4.45% 3/30/26	200,000	196,864
4.95% 10/3/25	100,000	99,163
5.05% 8/10/26	90,000	89,566
Toyota Motor Corp. 5.28% 7/13/26	120,000	119,756
Toyota Motor Credit Corp.
0.80% 10/16/25	350,000	318,494
1.13% 6/18/26	250,000	223,245
1.45% 1/13/25	150,000	142,421
1.80% 2/13/25	250,000	237,576
3.00% 4/1/25	500,000	481,819
3.65% 8/18/25	500,000	483,646
3.95% 6/30/25	175,000	170,299
4.45% 5/18/26	250,000	244,451
4.80% 1/10/25	200,000	198,112
5.00% 8/14/26	250,000	247,540
5.40% 11/10/25	200,000	199,906
5.60% 9/11/25	250,000	250,358
		9,745,410
Auto Parts & Equipment–0.21%
Magna International, Inc.
4.15% 10/1/25	350,000	339,244
5.98% 3/21/26	250,000	250,168
		589,412
Banks–34.23%
Australia & New Zealand Banking Group Ltd. 3.70% 11/16/25	250,000	240,477
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
1.13% 9/18/25	250,000	$227,577
μ5.86% 9/14/26	200,000	197,885
Banco Santander SA
μ1.72% 9/14/27	200,000	174,881
1.85% 3/25/26	200,000	179,865
2.75% 5/28/25	350,000	329,622
3.50% 3/24/25	200,000	192,239
5.15% 8/18/25	450,000	440,552
5.18% 11/19/25	250,000	243,184
Bank of America Corp.
μ1.20% 10/24/26	500,000	452,146
μ1.32% 6/19/26	1,250,000	1,146,343
μ1.53% 12/6/25	400,000	377,695
μ1.66% 3/11/27	250,000	224,298
μ1.73% 7/22/27	500,000	443,080
μ2.02% 2/13/26	250,000	235,233
μ2.46% 10/22/25	500,000	480,171
μ3.37% 1/23/26	500,000	480,670
μ3.38% 4/2/26	600,000	574,257
3.50% 4/19/26	1,000,000	944,109
3.88% 8/1/25	1,100,000	1,065,546
3.95% 4/21/25	250,000	241,403
4.00% 1/22/25	500,000	486,563
4.45% 3/3/26	350,000	337,096
μ4.83% 7/22/26	500,000	487,445
μ5.08% 1/20/27	650,000	635,344
μ5.93% 9/15/27	750,000	744,426
Bank of America NA
5.53% 8/18/26	350,000	348,301
5.65% 8/18/25	350,000	349,087
Bank of Montreal
1.50% 1/10/25	395,000	373,373
3.70% 6/7/25	205,000	197,584
5.20% 12/12/24	225,000	223,044
5.30% 6/5/26	750,000	739,898
5.92% 9/25/25	250,000	249,450
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	314,268
0.85% 10/25/24	400,000	379,456
2.80% 5/4/26	250,000	233,560
μ4.41% 7/24/26	595,000	578,141
μ4.95% 4/26/27	615,000	600,293
Bank of Nova Scotia
1.05% 3/2/26	350,000	312,381
1.35% 6/24/26	500,000	444,143
1.45% 1/10/25	190,000	179,539
2.70% 8/3/26	500,000	460,421
3.45% 4/11/25	300,000	288,850
4.50% 12/16/25	250,000	241,581
4.75% 2/2/26	350,000	341,649
5.25% 12/6/24	210,000	208,068
5.45% 6/12/25	250,000	247,599
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC
μ2.85% 5/7/26	350,000	$330,172
3.65% 3/16/25	250,000	240,685
4.38% 1/12/26	500,000	479,170
5.20% 5/12/26	500,000	481,695
μ5.30% 8/9/26	350,000	342,779
μ5.83% 5/9/27	875,000	859,320
μ6.50% 9/13/27	500,000	498,674
μ7.33% 11/2/26	500,000	507,595
BNP Paribas SA 4.25% 10/15/24	250,000	244,844
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	226,664
1.00% 10/18/24	380,000	360,877
3.30% 4/7/25	70,000	67,283
3.95% 8/4/25	350,000	337,906
5.14% 4/28/25	250,000	246,740
5.62% 7/17/26	300,000	298,561
5.93% 10/2/26	250,000	249,940
Citibank NA 5.86% 9/29/25	340,000	340,333
Citigroup, Inc.
μ1.12% 1/28/27	750,000	668,339
μ1.28% 11/3/25	500,000	472,230
μ2.01% 1/25/26	500,000	472,151
μ3.11% 4/8/26	500,000	477,157
μ3.29% 3/17/26	500,000	478,490
3.40% 5/1/26	850,000	798,363
4.40% 6/10/25	1,000,000	970,335
4.60% 3/9/26	250,000	241,353
5.50% 9/13/25	250,000	246,982
μ5.61% 9/29/26	1,000,000	989,832
μCitizens Bank NA 6.06% 10/24/25	250,000	241,210
Commonwealth Bank of Australia 5.32% 3/13/26	250,000	249,029
Cooperatieve Rabobank UA
1.38% 1/10/25	250,000	236,531
4.38% 8/4/25	350,000	337,747
5.00% 1/13/25	250,000	247,750
Credit Suisse AG
2.95% 4/9/25	600,000	570,117
3.70% 2/21/25	375,000	361,487
7.95% 1/9/25	250,000	254,421
Deutsche Bank AG
1.69% 3/19/26	750,000	679,259
μ2.13% 11/24/26	250,000	226,088
μ3.96% 11/26/25	500,000	482,902
4.16% 5/13/25	155,000	150,300
μ6.12% 7/14/26	415,000	410,534
μ7.15% 7/13/27	265,000	266,794
Discover Bank 3.45% 7/27/26	250,000	227,359
Fifth Third Bancorp 2.38% 1/28/25	250,000	237,364
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bank NA
3.95% 7/28/25	250,000	$240,421
μ5.85% 10/27/25	250,000	245,942
Goldman Sachs Group, Inc.
μ1.54% 9/10/27	500,000	437,797
3.50% 1/23/25	350,000	338,484
3.50% 4/1/25	1,250,000	1,203,589
3.75% 5/22/25	850,000	819,233
4.25% 10/21/25	1,000,000	963,665
5.70% 11/1/24	385,000	383,529
μ5.80% 8/10/26	355,000	352,285
HSBC Holdings PLC
μ1.65% 4/18/26	350,000	325,297
μ2.63% 11/7/25	750,000	718,650
μ3.00% 3/10/26	200,000	190,592
3.90% 5/25/26	500,000	473,080
μ4.18% 12/9/25	500,000	486,488
4.25% 8/18/25	350,000	336,605
μ4.29% 9/12/26	1,750,000	1,681,364
μ5.89% 8/14/27	750,000	740,850
μ7.34% 11/3/26	250,000	255,194
HSBC USA, Inc. 5.63% 3/17/25	250,000	248,520
μING Groep NV
3.87% 3/28/26	650,000	627,313
6.08% 9/11/27	200,000	199,111
JPMorgan Chase & Co.
μ1.04% 2/4/27	500,000	444,977
μ1.05% 11/19/26	250,000	224,677
μ1.56% 12/10/25	600,000	567,049
μ1.58% 4/22/27	1,000,000	892,432
μ2.08% 4/22/26	2,050,000	1,924,141
μ2.30% 10/15/25	750,000	719,362
μ2.60% 2/24/26	500,000	476,015
3.20% 6/15/26	250,000	235,046
3.90% 7/15/25	250,000	242,087
μ3.96% 1/29/27	500,000	477,920
μ4.08% 4/26/26	750,000	727,849
μ5.55% 12/15/25	750,000	744,771
7.75% 7/15/25	250,000	258,067
KeyBank NA
3.30% 6/1/25	250,000	234,348
4.15% 8/8/25	500,000	470,855
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	310,425
μ2.44% 2/5/26	250,000	236,880
μ3.51% 3/18/26	250,000	239,767
4.45% 5/8/25	250,000	243,062
4.58% 12/10/25	250,000	239,084
4.65% 3/24/26	250,000	239,374
μ4.72% 8/11/26	200,000	194,494
μ5.99% 8/7/27	220,000	218,019
Manufacturers & Traders Trust Co.
4.65% 1/27/26	250,000	238,270
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Manufacturers & Traders Trust Co. (continued)
5.40% 11/21/25	400,000	$387,890
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	250,000	236,394
1.41% 7/17/25	750,000	691,892
2.19% 2/25/25	1,000,000	948,168
2.76% 9/13/26	250,000	229,348
3.78% 3/2/25	250,000	242,358
3.85% 3/1/26	350,000	334,423
μMizuho Financial Group, Inc.
1.23% 5/22/27	350,000	308,867
1.55% 7/9/27	250,000	221,053
2.23% 5/25/26	250,000	233,658
Morgan Stanley
μ0.99% 12/10/26	1,250,000	1,115,190
μ1.16% 10/21/25	1,245,000	1,175,242
μ1.59% 5/4/27	500,000	445,040
μ2.19% 4/28/26	500,000	469,696
3.13% 7/27/26	500,000	464,398
3.70% 10/23/24	250,000	244,282
3.88% 1/27/26	500,000	478,027
4.00% 7/23/25	850,000	821,698
μ4.68% 7/17/26	460,000	448,119
μ5.05% 1/28/27	200,000	196,046
μ6.14% 10/16/26	1,000,000	1,000,950
6.25% 8/9/26	250,000	252,672
Morgan Stanley Bank NA
4.75% 4/21/26	300,000	293,236
5.48% 7/16/25	460,000	458,352
National Australia Bank Ltd.
2.50% 7/12/26	350,000	323,317
3.38% 1/14/26	250,000	238,684
National Bank of Canada 5.25% 1/17/25	250,000	248,046
NatWest Group PLC
μ3.75% 11/1/29	600,000	571,285
4.80% 4/5/26	250,000	241,473
μ5.85% 3/2/27	250,000	246,741
Northern Trust Corp. 3.95% 10/30/25	350,000	337,294
PNC Bank NA 3.25% 6/1/25	350,000	334,418
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	220,404
2.60% 7/23/26	350,000	323,021
μ4.76% 1/26/27	115,000	111,790
μ5.67% 10/28/25	500,000	496,140
μ5.81% 6/12/26	145,000	143,843
Royal Bank of Canada
0.75% 10/7/24	250,000	237,170
1.15% 6/10/25	500,000	462,367
1.60% 1/21/25	400,000	378,671
3.38% 4/14/25	250,000	241,197
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
4.88% 1/12/26	750,000	$736,050
4.95% 4/25/25	535,000	527,252
5.20% 7/20/26	250,000	247,273
5.66% 10/25/24	250,000	249,111
Santander Holdings USA, Inc.
3.45% 6/2/25	250,000	237,775
μ5.81% 9/9/26	90,000	88,518
μSantander U.K. Group Holdings PLC 1.53% 8/21/26	250,000	226,613
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	223,881
1.40% 9/17/26	350,000	307,799
1.47% 7/8/25	750,000	693,773
2.63% 7/14/26	250,000	229,486
3.78% 3/9/26	150,000	142,812
5.46% 1/13/26	635,000	628,680
5.88% 7/13/26	200,000	199,762
Synchrony Bank 5.40% 8/22/25	250,000	240,943
Toronto-Dominion Bank
0.75% 9/11/25	350,000	318,540
1.15% 6/12/25	250,000	231,444
1.25% 12/13/24	130,000	123,069
1.25% 9/10/26	250,000	220,160
1.45% 1/10/25	200,000	189,336
3.77% 6/6/25	250,000	241,797
5.10% 1/9/26	350,000	345,316
5.53% 7/17/26	700,000	694,898
Truist Bank
1.50% 3/10/25	500,000	466,008
2.15% 12/6/24	500,000	476,957
3.30% 5/15/26	250,000	230,516
3.63% 9/16/25	350,000	330,613
Truist Financial Corp.
1.20% 8/5/25	350,000	321,023
μ1.27% 3/2/27	350,000	310,115
3.70% 6/5/25	250,000	239,971
4.00% 5/1/25	250,000	241,365
μ5.90% 10/28/26	370,000	365,917
μ6.05% 6/8/27	115,000	113,749
U.S. Bancorp
1.45% 5/12/25	250,000	233,203
3.95% 11/17/25	250,000	240,571
μ5.73% 10/21/26	315,000	312,380
U.S. Bank NA 2.80% 1/27/25	350,000	335,467
UBS AG 5.80% 9/11/25	500,000	498,055
UBS Group AG
3.75% 3/26/25	600,000	577,086
4.55% 4/17/26	250,000	240,114
φWachovia Corp. 7.57% 8/1/26	500,000	518,923
Wells Fargo & Co.
μ2.16% 2/11/26	500,000	471,988
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ2.19% 4/30/26	500,000	$469,467
μ2.41% 10/30/25	250,000	239,576
3.00% 2/19/25	500,000	480,358
3.00% 4/22/26	750,000	698,619
μ3.20% 6/17/27	500,000	464,310
3.55% 9/29/25	750,000	716,872
μ3.91% 4/25/26	940,000	905,740
4.10% 6/3/26	500,000	474,914
μ4.54% 8/15/26	600,000	582,755
Wells Fargo Bank NA
5.45% 8/7/26	250,000	248,326
5.55% 8/1/25	250,000	249,177
Westpac Banking Corp.
1.02% 11/18/24	165,000	156,617
1.15% 6/3/26	250,000	223,663
2.35% 2/19/25	400,000	382,954
2.70% 8/19/26	250,000	231,770
2.85% 5/13/26	500,000	469,016
3.74% 8/26/25	350,000	338,645
5.35% 10/18/24	190,000	189,242
		96,310,325
Beverages–1.17%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	750,000	720,270
Constellation Brands, Inc. 4.40% 11/15/25	250,000	243,165
Diageo Capital PLC
1.38% 9/29/25	500,000	462,133
2.13% 10/24/24	250,000	240,721
Keurig Dr Pepper, Inc. 2.55% 9/15/26	250,000	229,740
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	464,679
PepsiCo, Inc.
2.85% 2/24/26	250,000	236,629
3.50% 7/17/25	250,000	242,207
4.55% 2/13/26	450,000	445,196
		3,284,740
Biotechnology–1.12%
Amgen, Inc.
1.90% 2/21/25	250,000	237,722
3.13% 5/1/25	750,000	720,498
5.25% 3/2/25	105,000	104,214
5.51% 3/2/26	330,000	328,008
Biogen, Inc. 4.05% 9/15/25	350,000	337,998
Gilead Sciences, Inc.
3.50% 2/1/25	750,000	728,361
3.65% 3/1/26	500,000	478,645
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Royalty Pharma PLC 1.20% 9/2/25	250,000	$227,188
		3,162,634
Building Materials–0.56%
Carrier Global Corp. 2.24% 2/15/25	250,000	237,573
Fortune Brands Innovations, Inc. 4.00% 6/15/25	250,000	241,065
Lennox International, Inc. 1.35% 8/1/25	250,000	230,254
Owens Corning
3.40% 8/15/26	250,000	234,263
4.20% 12/1/24	150,000	146,766
Trane Technologies Financing Ltd. 3.50% 3/21/26	150,000	142,372
Vulcan Materials Co. 5.80% 3/1/26	335,000	333,355
		1,565,648
Chemicals–0.76%
Air Products & Chemicals, Inc. 1.50% 10/15/25	250,000	231,220
Celanese U.S. Holdings LLC 6.05% 3/15/25	250,000	249,102
EIDP, Inc.
1.70% 7/15/25	250,000	232,804
4.50% 5/15/26	180,000	175,325
Linde, Inc.
4.70% 12/5/25	150,000	148,232
4.80% 12/5/24	150,000	148,914
LYB International Finance III LLC 1.25% 10/1/25	350,000	318,916
Nutrien Ltd.
5.90% 11/7/24	50,000	49,860
5.95% 11/7/25	55,000	55,059
PPG Industries, Inc. 1.20% 3/15/26	250,000	224,372
Sherwin-Williams Co. 4.25% 8/8/25	70,000	68,070
Westlake Corp. 3.60% 8/15/26	250,000	236,160
		2,138,034
Commercial Services–0.95%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	337,405
Equifax, Inc.
2.60% 12/1/24	250,000	240,187
2.60% 12/15/25	250,000	232,583
Global Payments, Inc.
1.20% 3/1/26	250,000	222,970
1.50% 11/15/24	110,000	104,486
2.65% 2/15/25	250,000	238,189
PayPal Holdings, Inc.
1.65% 6/1/25	250,000	233,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings, Inc. (continued)
2.40% 10/1/24	350,000	$338,878
Quanta Services, Inc. 0.95% 10/1/24	500,000	472,941
Verisk Analytics, Inc. 4.00% 6/15/25	250,000	242,477
		2,664,054
Computers–2.95%
Apple, Inc.
0.55% 8/20/25	500,000	458,613
1.13% 5/11/25	500,000	467,661
2.05% 9/11/26	250,000	229,731
2.45% 8/4/26	500,000	464,457
2.75% 1/13/25	1,000,000	966,526
3.25% 2/23/26	750,000	716,659
4.42% 5/8/26	180,000	177,126
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,000,000	1,003,899
Fortinet, Inc. 1.00% 3/15/26	250,000	223,137
Genpact Luxembourg Sarl 3.38% 12/1/24	250,000	240,728
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	227,043
4.90% 10/15/25	500,000	490,843
5.90% 10/1/24	250,000	249,797
6.10% 4/1/26	250,000	249,674
HP, Inc. 2.20% 6/17/25	250,000	235,044
International Business Machines Corp.
3.30% 5/15/26	500,000	474,383
4.00% 7/27/25	200,000	194,738
4.50% 2/6/26	500,000	489,070
7.00% 10/30/25	250,000	257,154
NetApp, Inc. 1.88% 6/22/25	250,000	233,766
Western Digital Corp. 4.75% 2/15/26	250,000	238,212
		8,288,261
Cosmetics & Personal Care–0.67%
Colgate-Palmolive Co.
3.10% 8/15/25	65,000	62,549
4.80% 3/2/26	440,000	437,941
Haleon U.K. Capital PLC 3.13% 3/24/25	400,000	384,193
Procter & Gamble Co.
0.55% 10/29/25	350,000	318,270
2.70% 2/2/26	250,000	236,717
4.10% 1/26/26	125,000	122,250
Unilever Capital Corp. 2.00% 7/28/26	350,000	320,760
		1,882,680
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.05%
WW Grainger, Inc. 1.85% 2/15/25	150,000	$142,491
		142,491
Diversified Financial Services–4.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15% 10/29/23	360,000	358,636
1.65% 10/29/24	580,000	551,720
1.75% 10/29/24	285,000	271,702
3.50% 1/15/25	350,000	337,629
4.45% 10/1/25	250,000	240,647
Air Lease Corp.
1.88% 8/15/26	500,000	444,225
2.30% 2/1/25	150,000	142,087
2.88% 1/15/26	350,000	325,874
3.38% 7/1/25	250,000	237,499
Ally Financial, Inc.
4.63% 3/30/25	250,000	241,390
5.80% 5/1/25	500,000	491,205
American Express Co.
2.25% 3/4/25	450,000	427,626
3.00% 10/30/24	500,000	484,753
3.95% 8/1/25	850,000	822,262
4.90% 2/13/26	85,000	83,392
μ4.99% 5/1/26	250,000	245,615
μ5.39% 7/28/27	250,000	246,501
Ameriprise Financial, Inc. 3.00% 4/2/25	250,000	239,792
Capital One Financial Corp.
μ2.64% 3/3/26	870,000	821,078
3.30% 10/30/24	200,000	193,624
4.20% 10/29/25	350,000	333,741
μ4.99% 7/24/26	450,000	436,614
Charles Schwab Corp.
1.15% 5/13/26	350,000	310,007
3.45% 2/13/26	250,000	236,257
3.63% 4/1/25	200,000	193,461
3.85% 5/21/25	250,000	241,558
5.88% 8/24/26	165,000	164,457
CME Group, Inc. 3.00% 3/15/25	250,000	240,857
Discover Financial Services
3.75% 3/4/25	350,000	336,075
4.50% 1/30/26	350,000	334,729
Intercontinental Exchange, Inc.
3.65% 5/23/25	195,000	188,489
3.75% 12/1/25	350,000	336,342
Mastercard, Inc. 2.00% 3/3/25	500,000	476,513
Nasdaq, Inc. 5.65% 6/28/25	95,000	94,709
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	309,275
2.65% 1/16/25	350,000	333,889
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nomura Holdings, Inc. (continued)
5.10% 7/3/25	500,000	$490,459
5.71% 1/9/26	200,000	197,884
Synchrony Financial
4.50% 7/23/25	250,000	238,062
4.88% 6/13/25	130,000	124,645
Visa, Inc. 3.15% 12/14/25	1,000,000	954,452
Western Union Co. 2.85% 1/10/25	250,000	239,091
		14,018,823
Electric–4.50%
American Electric Power Co., Inc. 5.70% 8/15/25	340,000	338,257
Avangrid, Inc. 3.20% 4/15/25	350,000	334,595
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	229,992
Berkshire Hathaway Energy Co.
3.50% 2/1/25	150,000	145,445
4.05% 4/15/25	250,000	243,529
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	493,569
Constellation Energy Generation LLC 3.25% 6/1/25	250,000	238,287
Dominion Energy, Inc.
3.30% 3/15/25	250,000	240,904
3.90% 10/1/25	350,000	337,316
DTE Energy Co.
1.05% 6/1/25	250,000	230,625
φ2.53% 10/1/24	200,000	192,957
φ4.22% 11/1/24	175,000	171,737
Duke Energy Corp.
0.90% 9/15/25	250,000	227,379
2.65% 9/1/26	250,000	229,954
5.00% 12/8/25	90,000	88,736
Edison International
3.55% 11/15/24	250,000	242,934
4.70% 8/15/25	200,000	194,620
Entergy Corp. 0.90% 9/15/25	750,000	680,946
Entergy Louisiana LLC 0.95% 10/1/24	190,000	181,139
Evergy Kansas Central, Inc. 2.55% 7/1/26	350,000	324,200
Eversource Energy
0.80% 8/15/25	350,000	318,989
4.75% 5/15/26	125,000	122,191
Exelon Corp. 3.95% 6/15/25	250,000	241,949
Florida Power & Light Co.
2.85% 4/1/25	700,000	672,295
4.45% 5/15/26	125,000	122,318
Georgia Power Co. 3.25% 4/1/26	250,000	235,648
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.00% 10/18/24	65,000	$61,831
1.00% 6/15/26	250,000	222,208
3.25% 11/1/25	250,000	238,508
4.45% 3/13/26	320,000	312,565
5.45% 10/30/25	100,000	99,875
NextEra Energy Capital Holdings, Inc.
4.45% 6/20/25	120,000	117,048
6.05% 3/1/25	675,000	676,022
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	317,804
Pacific Gas & Electric Co.
2.95% 3/1/26	350,000	321,502
3.15% 1/1/26	250,000	232,539
3.45% 7/1/25	250,000	237,158
4.95% 6/8/25	50,000	48,824
Pinnacle West Capital Corp. 1.30% 6/15/25	250,000	231,061
Sempra
3.30% 4/1/25	245,000	235,504
5.40% 8/1/26	250,000	247,349
Southern California Edison Co.
1.20% 2/1/26	250,000	225,633
3.70% 8/1/25	250,000	240,454
4.20% 6/1/25	65,000	63,275
Southern Co.
3.25% 7/1/26	350,000	328,178
5.15% 10/6/25	80,000	79,192
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	226,462
Virginia Electric & Power Co. 3.10% 5/15/25	250,000	239,534
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	406,529
5.00% 9/27/25	30,000	29,560
5.60% 9/12/26	65,000	64,989
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	74,763
		12,658,878
Electronics–0.70%
Amphenol Corp. 4.75% 3/30/26	255,000	250,460
Arrow Electronics, Inc. 6.13% 3/1/26	250,000	248,964
Flex Ltd. 3.75% 2/1/26	250,000	237,654
Honeywell International, Inc. 4.85% 11/1/24	500,000	496,592
Keysight Technologies, Inc. 4.55% 10/30/24	250,000	245,663
Legrand France SA 8.50% 2/15/25	100,000	103,777
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA
3.70% 2/15/26	250,000	$239,711
4.50% 2/13/26	150,000	146,679
		1,969,500
Entertainment–0.29%
Warnermedia Holdings, Inc.
3.64% 3/15/25	500,000	482,245
6.41% 3/15/26	325,000	324,946
		807,191
Environmental Control–0.08%
Republic Services, Inc. 0.88% 11/15/25	250,000	226,178
		226,178
Food–0.93%
Campbell Soup Co. 3.95% 3/15/25	200,000	194,311
Conagra Brands, Inc. 4.60% 11/1/25	250,000	243,282
General Mills, Inc. 5.24% 11/18/25	160,000	158,559
J M Smucker Co. 3.50% 3/15/25	250,000	241,972
Kraft Heinz Foods Co. 3.00% 6/1/26	250,000	234,355
Kroger Co. 3.50% 2/1/26	250,000	237,972
McCormick & Co., Inc. 0.90% 2/15/26	250,000	224,053
Mondelez International, Inc. 1.50% 5/4/25	500,000	467,768
Sysco Corp.
3.30% 7/15/26	250,000	234,689
3.75% 10/1/25	250,000	240,243
Tyson Foods, Inc. 4.00% 3/1/26	150,000	144,031
		2,621,235
Forest Products & Paper–0.09%
Suzano International Finance BV 4.00% 1/14/25	250,000	242,425
		242,425
Gas–0.42%
Eastern Energy Gas Holdings LLC 2.50% 11/15/24	250,000	240,421
National Fuel Gas Co. 5.20% 7/15/25	250,000	244,996
NiSource, Inc. 0.95% 8/15/25	500,000	456,002
Southern California Gas Co. 3.20% 6/15/25	250,000	240,047
		1,181,466
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools–0.23%
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	$141,845
6.27% 3/6/26	500,000	503,230
		645,075
Health Care Products–1.08%
Abbott Laboratories 3.88% 9/15/25	250,000	243,228
Baxter International, Inc. 1.32% 11/29/24	500,000	473,303
Boston Scientific Corp. 1.90% 6/1/25	250,000	234,894
Danaher Corp. 3.35% 9/15/25	250,000	240,175
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	347,980
Stryker Corp.
1.15% 6/15/25	350,000	324,621
3.50% 3/15/26	250,000	238,283
Thermo Fisher Scientific, Inc.
1.22% 10/18/24	500,000	476,689
4.95% 8/10/26	250,000	247,461
Zimmer Biomet Holdings, Inc. 1.45% 11/22/24	215,000	204,174
		3,030,808
Health Care Services–2.02%
CommonSpirit Health
1.55% 10/1/25	250,000	229,316
2.76% 10/1/24	250,000	242,171
Elevance Health, Inc.
1.50% 3/15/26	250,000	226,422
2.38% 1/15/25	250,000	238,723
4.90% 2/8/26	70,000	68,663
5.35% 10/15/25	120,000	119,243
HCA, Inc.
5.25% 6/15/26	350,000	342,646
5.38% 2/1/25	750,000	742,063
5.38% 9/1/26	250,000	245,350
5.88% 2/15/26	250,000	248,614
Humana, Inc.
3.85% 10/1/24	150,000	146,925
5.70% 3/13/26	375,000	373,723
Laboratory Corp. of America Holdings
1.55% 6/1/26	250,000	223,944
2.30% 12/1/24	500,000	479,070
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	226,945
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	227,784
3.10% 3/15/26	250,000	237,288
3.70% 12/15/25	250,000	241,027
3.75% 7/15/25	600,000	583,678
5.00% 10/15/24	155,000	154,308
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
5.15% 10/15/25	80,000	$79,764
		5,677,667
Home Builders–0.17%
DR Horton, Inc. 2.60% 10/15/25	350,000	327,494
PulteGroup, Inc. 5.50% 3/1/26	150,000	148,968
		476,462
Household Products Ware–0.08%
Kimberly-Clark Corp. 2.75% 2/15/26	250,000	236,281
		236,281
Insurance–1.48%
Aflac, Inc. 1.13% 3/15/26	350,000	313,821
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	250,000	239,067
Allstate Corp. 0.75% 12/15/25	350,000	314,785
American International Group, Inc. 2.50% 6/30/25	233,000	219,796
Aon Global Ltd. 3.88% 12/15/25	250,000	240,447
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	477,027
Chubb INA Holdings, Inc.
3.15% 3/15/25	250,000	240,983
3.35% 5/3/26	350,000	331,977
CNA Financial Corp. 4.50% 3/1/26	250,000	241,867
CNO Financial Group, Inc. 5.25% 5/30/25	350,000	342,985
Manulife Financial Corp. 4.15% 3/4/26	350,000	338,015
Marsh & McLennan Cos., Inc. 3.50% 3/10/25	250,000	242,245
Old Republic International Corp.
3.88% 8/26/26	250,000	236,076
4.88% 10/1/24	150,000	147,667
Trinity Acquisition PLC 4.40% 3/15/26	250,000	240,030
		4,166,788
Internet–1.88%
Alibaba Group Holding Ltd. 3.60% 11/28/24	750,000	730,559
Alphabet, Inc.
0.45% 8/15/25	250,000	228,985
2.00% 8/15/26	500,000	460,058
Amazon.com, Inc.
0.80% 6/3/25	350,000	324,428
1.00% 5/12/26	500,000	449,544
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.00% 4/13/25	400,000	$386,458
4.60% 12/1/25	400,000	394,897
4.70% 11/29/24	250,000	247,676
5.20% 12/3/25	250,000	249,851
Booking Holdings, Inc. 3.60% 6/1/26	250,000	238,137
eBay, Inc.
1.40% 5/10/26	350,000	313,417
5.90% 11/22/25	280,000	280,509
Expedia Group, Inc. 5.00% 2/15/26	250,000	244,825
Netflix, Inc. 5.88% 2/15/25	500,000	498,600
VeriSign, Inc. 5.25% 4/1/25	250,000	247,590
		5,295,534
Investment Companies–1.26%
Ares Capital Corp.
2.15% 7/15/26	250,000	219,339
3.25% 7/15/25	350,000	327,851
3.88% 1/15/26	250,000	233,929
Blackstone Private Credit Fund
2.35% 11/22/24	450,000	426,985
2.70% 1/15/25	150,000	142,072
4.70% 3/24/25	200,000	194,022
7.05% 9/29/25	65,000	65,100
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	219,762
Blue Owl Capital Corp.
3.40% 7/15/26	250,000	224,141
3.75% 7/22/25	250,000	234,234
FS KKR Capital Corp. 1.65% 10/12/24	200,000	190,026
Goldman Sachs BDC, Inc. 3.75% 2/10/25	150,000	144,667
Golub Capital BDC, Inc. 2.50% 8/24/26	250,000	219,101
Main Street Capital Corp. 3.00% 7/14/26	250,000	220,899
Oaktree Specialty Lending Corp. 3.50% 2/25/25	150,000	142,914
Sixth Street Specialty Lending, Inc. 3.88% 11/1/24	350,000	339,795
		3,544,837
Iron & Steel–0.48%
ArcelorMittal SA 4.55% 3/11/26	250,000	243,735
Nucor Corp. 2.00% 6/1/25	250,000	234,729
Reliance Steel & Aluminum Co. 1.30% 8/15/25	250,000	229,137
Steel Dynamics, Inc.
2.40% 6/15/25	250,000	234,884
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Steel Dynamics, Inc. (continued)
2.80% 12/15/24	150,000	$144,379
Vale Overseas Ltd. 6.25% 8/10/26	250,000	254,182
		1,341,046
Leisure Time–0.09%
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	238,604
		238,604
Lodging–0.49%
Hyatt Hotels Corp.
1.80% 10/1/24	115,000	110,325
4.85% 3/15/26	250,000	244,319
Marriott International, Inc.
3.75% 3/15/25	250,000	242,201
3.75% 10/1/25	250,000	240,331
5.45% 9/15/26	65,000	64,404
Sands China Ltd. 4.30% 1/8/26	500,000	467,162
		1,368,742
Machinery Construction & Mining–0.75%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	225,181
1.15% 9/14/26	250,000	222,860
3.25% 12/1/24	250,000	243,467
3.40% 5/13/25	250,000	241,717
3.65% 8/12/25	200,000	193,717
4.35% 5/15/26	250,000	244,391
4.80% 1/6/26	100,000	98,892
4.90% 1/17/25	200,000	198,593
5.15% 8/11/25	250,000	248,661
5.40% 3/10/25	200,000	200,279
		2,117,758
Machinery Diversified–1.48%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	222,738
1.88% 1/15/26	250,000	229,179
3.95% 5/23/25	95,000	92,058
5.45% 10/14/25	85,000	84,340
John Deere Capital Corp.
1.25% 1/10/25	90,000	85,284
2.05% 1/9/25	500,000	478,741
2.13% 3/7/25	50,000	47,631
3.40% 6/6/25	110,000	106,377
3.40% 9/11/25	350,000	337,074
3.45% 3/13/25	200,000	194,594
4.05% 9/8/25	160,000	156,249
4.55% 10/11/24	110,000	108,874
4.75% 6/8/26	110,000	108,522
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital Corp. (continued)
4.80% 1/9/26	665,000	$657,270
4.95% 6/6/25	65,000	64,575
5.05% 3/3/26	100,000	99,398
5.15% 3/3/25	100,000	99,712
5.15% 9/8/26	100,000	99,685
5.30% 9/8/25	100,000	99,762
Otis Worldwide Corp. 2.06% 4/5/25	500,000	472,046
Westinghouse Air Brake Technologies Corp. 3.20% 6/15/25	350,000	332,474
		4,176,583
Media–1.63%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	750,000	732,864
Comcast Corp.
3.15% 3/1/26	250,000	237,386
3.38% 8/15/25	500,000	480,784
3.95% 10/15/25	350,000	339,586
5.25% 11/7/25	355,000	353,381
Discovery Communications LLC 3.90% 11/15/24	350,000	340,338
Paramount Global 4.00% 1/15/26	350,000	331,382
TCI Communications, Inc. 7.88% 2/15/26	250,000	261,866
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	226,917
3.00% 2/13/26	250,000	236,404
3.15% 9/17/25	500,000	478,416
Walt Disney Co.
1.75% 1/13/26	250,000	230,247
3.35% 3/24/25	350,000	338,740
		4,588,311
Mining–0.30%
BHP Billiton Finance USA Ltd.
5.25% 9/8/26	250,000	248,378
6.42% 3/1/26	250,000	254,734
Freeport-McMoRan, Inc. 4.55% 11/14/24	350,000	343,535
		846,647
Miscellaneous Manufacturing–0.29%
3M Co.
2.65% 4/15/25	350,000	332,850
3.00% 8/7/25	350,000	333,335
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Carlisle Cos., Inc. 3.50% 12/1/24	150,000	$145,593
		811,778
Office Business Equipment–0.21%
CDW LLC/CDW Finance Corp.
4.13% 5/1/25	250,000	241,257
5.50% 12/1/24	350,000	345,537
		586,794
Oil & Gas–3.04%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	330,750
3.41% 2/11/26	250,000	238,940
3.80% 9/21/25	350,000	339,349
Canadian Natural Resources Ltd. 2.05% 7/15/25	350,000	326,624
Chevron Corp.
2.95% 5/16/26	750,000	709,263
3.33% 11/17/25	250,000	240,268
Chevron USA, Inc. 0.69% 8/12/25	350,000	321,384
ConocoPhillips Co. 2.40% 3/7/25	22,000	21,035
Devon Energy Corp. 5.85% 12/15/25	250,000	248,729
EOG Resources, Inc. 4.15% 1/15/26	250,000	242,757
Exxon Mobil Corp.
2.28% 8/16/26	250,000	231,170
2.99% 3/19/25	1,250,000	1,207,029
3.04% 3/1/26	250,000	237,073
HF Sinclair Corp. 5.88% 4/1/26	240,000	239,262
Marathon Petroleum Corp. 4.70% 5/1/25	500,000	489,691
Occidental Petroleum Corp. 5.88% 9/1/25	500,000	497,460
Ovintiv, Inc.
5.38% 1/1/26	250,000	246,492
5.65% 5/15/25	85,000	84,514
Phillips 66 Co. 3.61% 2/15/25	200,000	193,909
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	157,943
Shell International Finance BV
2.00% 11/7/24	350,000	336,904
2.50% 9/12/26	250,000	231,586
2.88% 5/10/26	500,000	471,660
3.25% 5/11/25	350,000	338,117
TotalEnergies Capital International SA 2.43% 1/10/25	600,000	576,676
		8,558,585
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.12%
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	$322,748
		322,748
Packaging & Containers–0.29%
Berry Global, Inc. 1.57% 1/15/26	250,000	225,984
WRKCo, Inc.
3.75% 3/15/25	350,000	339,782
4.65% 3/15/26	250,000	242,251
		808,017
Pharmaceuticals–4.21%
AbbVie, Inc.
2.60% 11/21/24	850,000	819,451
3.20% 5/14/26	350,000	330,603
3.60% 5/14/25	750,000	724,839
3.80% 3/15/25	1,000,000	972,050
Astrazeneca Finance LLC 1.20% 5/28/26	750,000	673,821
Becton Dickinson & Co. 3.73% 12/15/24	500,000	487,652
Cencora, Inc. 3.25% 3/1/25	250,000	241,401
Cigna Group
4.13% 11/15/25	500,000	484,098
4.50% 2/25/26	250,000	243,069
5.69% 3/15/26	750,000	745,342
CVS Health Corp.
2.88% 6/1/26	500,000	465,730
3.00% 8/15/26	250,000	232,426
3.88% 7/20/25	500,000	483,097
4.10% 3/25/25	250,000	244,189
5.00% 2/20/26	205,000	201,818
Eli Lilly & Co. 5.00% 2/27/26	110,000	109,582
Johnson & Johnson
0.55% 9/1/25	350,000	320,140
2.45% 3/1/26	250,000	234,818
McKesson Corp. 5.25% 2/15/26	65,000	64,277
Merck & Co., Inc.
0.75% 2/24/26	250,000	225,205
2.75% 2/10/25	250,000	241,453
Novartis Capital Corp.
1.75% 2/14/25	150,000	142,727
3.00% 11/20/25	250,000	238,262
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	585,000	571,491
4.65% 5/19/25	335,000	330,371
Pfizer, Inc. 0.80% 5/28/25	750,000	694,831
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	750,000	700,366
Utah Acquisition Sub, Inc. 3.95% 6/15/26	500,000	468,372
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. 5.40% 11/14/25	155,000	$154,335
		11,845,816
Pipelines–2.72%
Boardwalk Pipelines LP 4.95% 12/15/24	350,000	344,855
Cheniere Corpus Christi Holdings LLC 5.88% 3/31/25	400,000	397,024
Columbia Pipeline Group, Inc. 4.50% 6/1/25	250,000	243,203
Enbridge, Inc.
2.50% 1/15/25	350,000	334,472
2.50% 2/14/25	105,000	100,049
5.97% 3/8/26	255,000	253,742
Energy Transfer LP
2.90% 5/15/25	500,000	475,013
3.90% 7/15/26	350,000	331,252
Enterprise Products Operating LLC
3.75% 2/15/25	250,000	242,812
5.05% 1/10/26	90,000	89,020
Kinder Morgan, Inc. 4.30% 6/1/25	350,000	341,037
MPLX LP
1.75% 3/1/26	250,000	226,688
4.88% 12/1/24	500,000	492,913
4.88% 6/1/25	350,000	343,303
ONEOK, Inc. 5.85% 1/15/26	250,000	250,168
Plains All American Pipeline LP/PAA Finance Corp.
3.60% 11/1/24	350,000	340,505
4.65% 10/15/25	350,000	339,828
Sabine Pass Liquefaction LLC
5.63% 3/1/25	250,000	248,424
5.88% 6/30/26	250,000	249,562
TransCanada PipeLines Ltd.
1.00% 10/12/24	805,000	764,735
6.20% 3/9/26	250,000	249,589
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	259,921
Western Midstream Operating LP 4.65% 7/1/26	250,000	240,134
Williams Cos., Inc.
4.00% 9/15/25	250,000	240,877
5.40% 3/2/26	260,000	257,982
		7,657,108
Private Equity–0.12%
Brookfield Corp. 4.00% 1/15/25	350,000	340,330
		340,330
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	$145,935
		145,935
Real Estate Investment Trusts–2.60%
American Tower Corp.
1.60% 4/15/26	250,000	224,466
2.95% 1/15/25	350,000	336,356
4.00% 6/1/25	250,000	242,072
AvalonBay Communities, Inc. 3.50% 11/15/25	250,000	238,465
Boston Properties LP 3.20% 1/15/25	500,000	479,133
Brixmor Operating Partnership LP 3.85% 2/1/25	150,000	144,506
Crown Castle, Inc.
1.05% 7/15/26	250,000	219,369
3.70% 6/15/26	250,000	236,411
EPR Properties 4.50% 4/1/25	250,000	240,919
Equinix, Inc.
1.00% 9/15/25	350,000	317,972
1.25% 7/15/25	250,000	229,942
1.45% 5/15/26	250,000	223,207
ERP Operating LP 3.38% 6/1/25	250,000	240,157
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	350,000	342,788
Host Hotels & Resorts LP
4.00% 6/15/25	250,000	240,780
4.50% 2/1/26	250,000	239,724
Mid-America Apartments LP 4.00% 11/15/25	250,000	241,859
Omega Healthcare Investors, Inc. 4.50% 1/15/25	350,000	340,145
Public Storage Operating Co. 0.88% 2/15/26	250,000	224,474
Realty Income Corp.
3.88% 4/15/25	250,000	242,676
5.05% 1/13/26	70,000	69,003
Simon Property Group LP
3.30% 1/15/26	250,000	237,273
3.38% 10/1/24	500,000	487,100
3.50% 9/1/25	350,000	335,822
SITE Centers Corp. 3.63% 2/1/25	250,000	237,988
Ventas Realty LP 2.65% 1/15/25	250,000	238,293
Vornado Realty LP 3.50% 1/15/25	250,000	237,293
Welltower OP LLC 4.25% 4/1/26	250,000	240,048
		7,328,241
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–2.25%
AutoNation, Inc.
3.50% 11/15/24	350,000	$338,022
4.50% 10/1/25	250,000	241,391
AutoZone, Inc.
3.63% 4/15/25	350,000	338,428
5.05% 7/15/26	190,000	187,228
Dollar General Corp. 4.15% 11/1/25	250,000	240,855
Genuine Parts Co. 1.75% 2/1/25	250,000	235,539
Home Depot, Inc.
2.13% 9/15/26	250,000	229,363
2.70% 4/15/25	135,000	129,659
3.35% 9/15/25	350,000	336,663
4.00% 9/15/25	145,000	141,497
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	232,277
3.38% 9/15/25	250,000	238,988
4.40% 9/8/25	140,000	136,863
4.80% 4/1/26	100,000	98,121
McDonald's Corp.
1.45% 9/1/25	250,000	231,398
3.30% 7/1/25	500,000	481,508
3.70% 1/30/26	250,000	240,421
Starbucks Corp.
3.80% 8/15/25	250,000	242,037
4.75% 2/15/26	185,000	182,278
Target Corp. 2.25% 4/15/25	500,000	476,453
TJX Cos., Inc. 2.25% 9/15/26	250,000	229,622
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	350,000	324,244
Walmart, Inc.
1.05% 9/17/26	250,000	222,908
3.05% 7/8/26	250,000	237,164
3.90% 9/9/25	150,000	146,219
4.00% 4/15/26	200,000	194,729
		6,333,875
Semiconductors–1.75%
Analog Devices, Inc. 2.95% 4/1/25	250,000	240,650
Applied Materials, Inc. 3.90% 10/1/25	350,000	339,980
Broadcom, Inc. 3.46% 9/15/26	250,000	234,718
Intel Corp.
2.60% 5/19/26	250,000	233,886
3.40% 3/25/25	350,000	339,106
3.70% 7/29/25	500,000	483,951
4.88% 2/10/26	670,000	661,965
KLA Corp. 4.65% 11/1/24	350,000	345,213
Lam Research Corp.
3.75% 3/15/26	250,000	240,546
3.80% 3/15/25	250,000	243,505
Microchip Technology, Inc. 4.25% 9/1/25	350,000	338,609
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM, Inc. 3.45% 5/20/25	750,000	$725,859
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	222,548
Texas Instruments, Inc.
1.38% 3/12/25	250,000	236,025
4.70% 11/18/24	50,000	49,471
		4,936,032
Software–2.34%
Adobe, Inc. 3.25% 2/1/25	250,000	242,862
Fidelity National Information Services, Inc.
1.15% 3/1/26	250,000	223,978
4.50% 7/15/25	110,000	107,314
Fiserv, Inc.
3.20% 7/1/26	250,000	233,754
3.85% 6/1/25	250,000	241,649
Intuit, Inc.
0.95% 7/15/25	250,000	230,363
5.25% 9/15/26	200,000	199,513
Microsoft Corp.
2.40% 8/8/26	750,000	696,723
2.70% 2/12/25	500,000	482,772
3.13% 11/3/25	500,000	479,042
Oracle Corp.
1.65% 3/25/26	750,000	679,341
2.50% 4/1/25	600,000	571,270
2.95% 11/15/24	600,000	581,395
2.95% 5/15/25	350,000	334,583
5.80% 11/10/25	145,000	145,544
Roper Technologies, Inc.
1.00% 9/15/25	350,000	319,885
3.85% 12/15/25	250,000	240,409
Take-Two Interactive Software, Inc.
3.55% 4/14/25	350,000	337,565
5.00% 3/28/26	250,000	245,308
		6,593,270
Telecommunications–2.06%
AT&T, Inc.
1.70% 3/25/26	750,000	680,506
2.95% 7/15/26	250,000	232,255
5.54% 2/20/26	300,000	297,574
Cisco Systems, Inc. 2.95% 2/28/26	250,000	237,441
Juniper Networks, Inc. 1.20% 12/10/25	250,000	225,584
Rogers Communications, Inc.
2.95% 3/15/25	110,000	104,909
3.63% 12/15/25	250,000	236,691
Sprint LLC 7.63% 3/1/26	1,000,000	1,027,718
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	460,283
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.50% 4/15/25	1,000,000	$964,908
Verizon Communications, Inc.
1.45% 3/20/26	750,000	677,176
2.63% 8/15/26	500,000	461,853
3.38% 2/15/25	200,000	193,513
		5,800,411
Toys Games Hobby–0.12%
Hasbro, Inc. 3.00% 11/19/24	350,000	337,717
		337,717
Transportation–0.86%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	242,034
7.00% 12/15/25	250,000	258,230
Canadian Pacific Railway Co.
1.35% 12/2/24	305,000	289,148
2.90% 2/1/25	150,000	144,393
GXO Logistics, Inc. 1.65% 7/15/26	250,000	219,670
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	240,090
Norfolk Southern Corp. 3.65% 8/1/25	250,000	241,261
Ryder System, Inc. 3.35% 9/1/25	250,000	238,369
Union Pacific Corp.
3.25% 8/15/25	250,000	240,023
4.75% 2/21/26	65,000	64,186
United Parcel Service, Inc. 2.80% 11/15/24	250,000	242,392
		2,419,796
Total Corporate Bonds (Cost $281,798,128)		274,973,327
SUPRANATIONAL BANKS–1.04%
Australia & New Zealand Banking Group Ltd.
5.09% 12/8/25	285,000	282,220
5.67% 10/3/25	400,000	400,228
Commonwealth Bank of Australia 5.50% 9/12/25	500,000	499,094
Cooperatieve Rabobank UA
5.50% 7/18/25	295,000	293,671
5.50% 10/5/26	500,000	498,517
National Australia Bank Ltd.
4.97% 1/12/26	295,000	291,498
5.13% 11/22/24	415,000	412,582
5.20% 5/13/25	250,000	248,451
Total Supranational Banks (Cost $2,938,386)		2,926,261

LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	7,662,709	$7,662,709
Total Money Market Fund (Cost $7,662,709)		7,662,709

TOTAL INVESTMENTS–101.50% (Cost $292,399,223)	$285,562,297

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.50%)	(4,212,777)
NET ASSETS APPLICABLE TO 28,522,472 SHARES OUTSTANDING–100.00%	$281,349,520

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$274,973,327	$—	$274,973,327
Supranational Banks	—	2,926,261	—	2,926,261
Money Market Fund	7,662,709	—	—	7,662,709
Total Investments	$7,662,709	$277,899,588	$—	$285,562,297
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–15